6. STOCK OPTION PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of weighted average assumptions made in calculating the fair value of options

The weighted average assumptions made in calculating the fair values of options granted during the three and nine months ended September 30, 2014 and 2013 are as follows:

	Three Months Ended September 30		Nine Months Ended September 30
	2014	2013	2014	2013

Expected volatility	78.68%	172.77%	46.67%	127.49%
Expected dividend yield		–		–
Risk-free interest rate	1.95%	.57%	2.43%	.78%
Expected term (in years)	6.25	5	8.34	5.57

	Years Ended December 31,
	2013	2012

Expected volatility	134.99%	303.1%
Expected dividend yield	–	–
Risk-free interest rate	2.7%	1.06%
Expected term (in years)	5.45	6.65

Option activity
	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, January 1, 2014	7,045,000	.63	2.04	$314,750
Granted	6,785,000	.42	7.87	150,000
Exercised	–
Cancelled & Expired	(100,000)	.90

Outstanding, September 30, 2014	13,730,000	.52	5.83	$253,250

Options exercisable, September 30, 2014	12,063,332	.53	5.98	$253,250

Assumptions for Warrants

The weighted average assumptions made in calculating the fair value of warrants granted during the three and nine months ended September 30, 2014 and 2013 are as follows:

	Three Months Ended September 30		Nine Months Ended September 30
	2014	2013	2014	2013

Expected volatility	0%	61.13%	138.35%	65.61%
Expected dividend yield		–		–
Risk-free interest rate	0%	.57%	1.49%	.78%
Expected term (in years)	0	2.03	4.42	4.13

	Years Ended
	2013	2012

Expected volatility	70.66%	52.88%
Expected dividend yield	–	–
Risk-free interest rate	.88%	.3%
Expected term (in years)	4.44	3.5

Warrant activity
	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2014	19,640,375	$.55	2.32	$–
Granted	5,566,339	$.70	3.73	–
Exercised	(185,000)
Expired	(1,447,800)
Outstanding, September 30, 2014	23,573,914	$.59	2.65	47,500

Warrants exercisable, September 30, 2014	23,573,914	$.59	2.65	$47,500